Balance Sheets (Parenthetical) (Sun & Sun Industries Inc [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Accounts receivable loss allowance for doubtful accounts	$ 10,000	$ 10,000	$ 10,000
Notes receivable from stockholders, less valuation allowance			$ 696,087
Preferred stock, no par value
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	3,499,924	2,174,576	2,174,576
Preferred stock, shares outstanding	3,499,924	2,174,576	2,174,576
Common stock, no par value
Common stock, shares authorized	3,000,000	3,000,000	3,000,000
Common stock, shares issued	100,000	100,000	100,000
Common stock, shares outstanding	100,000	100,000	100,000
Treasury stock, shares	22,034	22,034	22,034